22. Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Summary of consolidated stock-based compensation expense, by type of awards

The following table summarizes the consolidated share-based compensation expense from continuing operations, by type of awards:

	For the Years Ended
	December 31,	December 31,	December 31,
	2019	2018	2017
Employee stock options	$305	$1,799	$886
Restricted stock grants	516	927	288
Total share-based compensation expense	$821	$2,726	$1,174

Summary of consolidated stock-based compensation by line items

The following table summarizes the consolidated share-based compensation by line items from continuing operations:

	For the Years Ended
	December 31, 2019	December 31, 2018	December 31, 2017
General and administrative	$768	$2,579	$1,131
Sales, marketing and customer service	53	147	43
Total share-based compensation expense	$821	$2,726	$1,174

Summary of assumptions used in the determination of the fair value of share-based payment awards using the Black-Scholes model for stock option grants

Assumptions used in the determination of the fair value of share-based payment awards using the Black-Scholes model for stock option grants were as follows:

	For the Years Ended
	December 31, 2019	December 31, 2018	December 31, 2017
Expected term	6.25	6.25	6.25
Risk-free interest rate	1.55%-2.51%	2.54%-3.03%	1.81%-2.30%
Expected volatility	575%-605%	624%-756%	284%-763%
Expected dividend yield	0%	0%	0%

Summary of stock option activities
	Shares	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value ($000)
Outstanding as of December 31, 2016	550,760	82	7.40	$60,032
Granted	325,300	4
Exercised	–	–
Forfeited/expired	(374,800)	36
Outstanding as of December 31, 2017	501,260	66	7.03	$769
Granted	287,000	13
Exercised	–	–
Forfeited/expired	(528,060)	10
Outstanding as of December 31, 2018	260,200	212	8.59	$–
Granted	65,000	3
Exercised	–	–
Forfeited/expired	(70,000)	4
Outstanding as of December 31, 2019	255,200	19	6.70	$–
Vested and exercisable as of December 31, 2019	139,450	24	6.47	$–
Expected to vest as of December 31, 2019	124,355	26	6.45	$–

Summary of exercise price and remaining life information about options exercisable
Range of exercise price	Shares Exercisable	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Aggregate Intrinsic ($000)
$118 - $172	1,000	5.13	$172.00	$–
$40 - $117	42,300	6.38	$63.61	–
$2 - $39	93,650	7.33	$5.60	–
$1-$2	2,5000	9.69	$1.96	–
	139,450			$–

Summary of restricted stock awards
	Number of Shares	Weighted Average Grant-Date Fair Value
Restricted stock units at December 31, 2016	217,059	$151
Granted	–	–
Forfeited	(1,250)	177
Restricted stock units at December 31, 2017	215,809	151
Granted	663,460	1
Forfeited	(250)	185
Restricted stock units at December 31, 2018	879,019	38
Granted	107,000	3
Forfeited	-	-
Restricted stock units at December 31, 2019	986,019	$34

Summary of changes in non-vested stock awards
	Time-based Options		Restricted Stock
	Shares	Weighted Average Exercise Price Per Share	Shares	Weighted Average Grant-Date Fair Value Per Share
Non-vested as of December 31, 2016	430,358	$46	4,750	$178
Granted	325,300	4	–	–
Vested	(100,663)	43	(2,187)	128
Forfeited	(275,075)	48	(1,250)	177
Non-vested as of December 31, 2017	379,920	$9	1,313	$264
Granted	287,000	13	663,460	1
Vested	(87,285)	25	(663,273)	1
Forfeited	(396,335)	13	(250)	185
Non-vested as of December 31, 2018	183,300	$8	1,250	$185
Granted	65,000	3	107,000	3
Vested	(70,050)	17	(108,250)	5
Forfeited	(62,500)	4	–	–
Non-vested as of December 31, 2019	115,750	$11	–	$–